Unaudited Condensed Consolidated Statements of Equity - USD ($)		Share capital	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling Interest	Total
Balance at Jun. 30, 2019		$ 262	$ 17,627,968		$ (8,174,141)	$ (302,222)		$ 9,151,867
Balance, Shares at Jun. 30, 2019	[1]	2,618,031
Issuance of ordinary shares in connection with acquisition of a subsidiary		$ 100	3,399,900				5,675,416	9,075,416
Issuance of ordinary shares in connection with acquisition of a subsidiary, Shares	[1]	1,000,000
Net (loss) income for the period					(1,335,766)		(4,995)	(1,340,761)
Foreign currency translation adjustment						81,152		81,152
Balance at Dec. 31, 2019		$ 362	21,027,868		(9,509,907)	(221,070)	5,670,421	16,967,674
Balance, Shares at Dec. 31, 2019	[1]	3,618,031
Balance at Jun. 30, 2020		$ 452	25,572,545		(10,280,741)	(352,649)	5,659,589	14,939,607
Balance, Shares at Jun. 30, 2020	[1]	4,518,864
Issuances of ordinary shares in connection with private placements		$ 338	11,049,662					11,050,000
Issuances of ordinary shares in connection with private , Shares	[1]	3,375,000
Issuances of ordinary shares for professional services		$ 5	222,500					222,505
Issuances of ordinary shares for professional services, Shares	[1]	55,335
Net (loss) income for the period					(681,041)		377,840	(303,201)
Appropriation of net income				5,848	(5,848)
Foreign currency translation adjustment						1,351,562		1,351,562
Balance at Dec. 31, 2020		$ 795	$ 36,844,707	$ 5,848	$ (10,967,630)	$ 998,913	$ 6,037,429	$ 26,882,633
Balance, Shares at Dec. 31, 2020	[1]	7,949,199

[1]	Retrospectively restated for effect of reverse stock split.